Offsets	Aug. 18, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	BIGBEAR.AI HOLDINGS, INC.
Form or Filing Type	S-3
File Number	333-271230
Initial Filing Date	Apr. 12, 2023
Fee Offset Claimed	$ 18,734.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.001 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 170,000,000.00
Termination / Withdrawal Statement	The Company has terminated its offering that included the unsold securities on the prior registration statement filed on Form S-3 on April 12, 2023.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	BIGBEAR.AI HOLDINGS, INC.
Form or Filing Type	S-3
File Number	333-271230
Filing Date	Apr. 12, 2023
Fee Paid with Fee Offset Source	$ 18,734.00
Offset Note	1 The Company has terminated its offering that included the unsold securities on the prior registration statement filed on Form S-3 on April 12, 2024. 2 Pursuant to Rule 457(p) of the Securities Act, the registrant is offsetting its filing fee for this registration statement by $18,734 (calculated at the fee rate in effect at the date of the prior registration statement filed on Form S-3 (File No. 333-271230) (the "Prior Prospectus")), which represents the registration fee previously paid with respect to $170,000,000 of unsold securities under the Prior Prospectus, resulting in a net registration fee of $39,034.5 due at this time.